Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities - Foreign Currency Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in Exchange Rate +5 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	5.00%	5.00%
Effect on consolidated profit before tax	S/ (650)	S/ (3,183)
Change in Exchange Rate +10 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	10.00%	10.00%
Effect on consolidated profit before tax	S/ (1,299)	S/ (6,365)
Change in Exchange Rate -5 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	(5.00%)	(5.00%)
Effect on consolidated profit before tax	S/ 650	S/ 3,183
Change in Exchange Rate -10 [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in the fair value of monetary assets and liabilities [Line Items]
Change in US$ rate	(10.00%)	(10.00%)
Effect on consolidated profit before tax	S/ 1,299	S/ 6,365